ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2011
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

17.               ACCRUED WARRANTY COSTS

The movement of the Company’s accrued warranty costs is summarized below:

	For the Years Ended December 31,
	2010	2011
Beginning balance	$55.2	$81.0
Warranty provision	28.8	31.2
Warranty costs incurred	(3.0)	(18.2)
Translation	—	0.1
Ending balance	$81.0	$94.1